Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
Schedule of key Level 3 inputs into the option pricing model related to the VGS Warrants

Volatility	49%
Risk-free interest rate	3.80%
Exercise price	$4.26
Expected term	5.0	Years